Average Annual Total Returns - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund - MS159	Dec. 30, 2024
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%